SUBSEQUENT EVENTS - Promissory Note (Q2) (Details) - Convertible debt - USD ($) $ / shares in Units, $ in Millions		1 Months Ended
	Jul. 23, 2021	Jul. 31, 2023
SUBSEQUENT EVENTS
Annual interest rate	8.00%
Debt conversion price (in dollars per share)	$ 0.0632
Subsequent Events
SUBSEQUENT EVENTS
Repaid principal amount of outstanding notes issued		$ 7
Promissory note maturity date		Jul. 21, 2025
Annual interest rate		8.00%
Debt conversion price (in dollars per share)		$ 7.366